RELATED PARTY TRANSACTIONS (Details) - Directors [Member] $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Statement [Line Items]
Shares sold to Related Parties	$ 0
Notes payable to related party converted to shares	3,505,338
Compensation to officers	671,151
Total Transactions for year	$ 4,176,489